FAIR VALUE MEASUREMENT (Schedule of Financial Instruments Measured at Fair Value) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits	$ 134,055	$ 116,284
Restricted Cash	1,640	3,767
Equity investment	29,534	18,762
Total	165,229	138,813
NQ Guotai [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	18,068	$ 18,762
Taiyue Wutong Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	2,996
Yuanxin Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	7,700
Qingzhou Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	$ 770
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits
Restricted Cash
Total
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | NQ Guotai [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Taiyue Wutong Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Yuanxin Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Qingzhou Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits	$ 134,055	$ 116,284
Restricted Cash	1,640	3,767
Total	$ 135,695	$ 120,051
Significant Other Observable Inputs (Level 2) [Member] | NQ Guotai [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Significant Other Observable Inputs (Level 2) [Member] | Taiyue Wutong Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Significant Other Observable Inputs (Level 2) [Member] | Yuanxin Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Significant Other Observable Inputs (Level 2) [Member] | Qingzhou Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits
Restricted Cash
Equity investment	$ 29,534	$ 18,762
Total	29,534	18,762
Significant Unobservable Inputs (Level 3) [Member] | NQ Guotai [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	18,068	$ 18,762
Significant Unobservable Inputs (Level 3) [Member] | Taiyue Wutong Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	2,996
Significant Unobservable Inputs (Level 3) [Member] | Yuanxin Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	7,700
Significant Unobservable Inputs (Level 3) [Member] | Qingzhou Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Equity investment	$ 770